COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTENGENCIES

The Company has certain financial commitments in relation to Research and Development contracts. As of November 30, 2018:

•	The Company is obligated to make two payments of $77,760 each on December 1, 2018, and March 1, 2019 for research and development. The December 1, 2018 payment has not yet been paid by the Company.
•	The Company is obligated to make a two semi-annual payments totaling 115,000 GBP over the next year. Payments of $57,500 GBP are obligated to be made on October 5, 2018, and April 5, 2019. The October 5, 2018 payment has not yet been paid by the Company.
•	The Company is invoiced monthly and quarterly in relation to several Research and Development contracts.
•	The Company may be obligated to make additional payments related to Research and Development contracts entered into, dependent on the progress and milestones achieved through the programs.

NOTE 7 – COMMITMENTS AND CONTENGENCIES

The Company has certain financial commitments in relation to Research and Development contracts. As of August 31, 2018:

•	The Company is obligated to make a $100,000 payment for research and development on October 1, 2018.
•	The Company is obligated to make three payments of $77,760 each on September 1, 2018, December 1, 2018, and March 1, 2019 for research and development.
•	The Company is obligated to make a two semi-annual payments totaling 154,000 GBP over during the next year.
•	The Company is invoiced monthly and quarterly in relation to several Research and Development contracts.
•	The Company may be obligated to make additional payments related to Research and Development contracts entered into, dependent on the progress and milestones achieved through the programs.